SCHEDULE OF PREPAYMENT AND OTHER CURRENT ASSETS (Details) (Parenthetical) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Prepaid Expenses And Other Current Assets Net
Principal amount	[1]	$ 3,309,881

[1]	The balance as of June 30, 2026 primarily represented a loan in the principal amount of US$3,309,881 that the Company lent to Suzhou Chaoyuhua Precision Technology Co., Ltd. (the “Borrower”), a third party, pursuant to a loan agreement dated February 25, 2026. The loan matures on July 31, 2026, on which date the principal and accrued interest are repayable in a lump sum. The loan is unsecured. As of the date of this report, the loan has not been collected..